Earnings per share	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Earnings per share

Note 11 Earnings per share

	For the three months ended			For the six months ended
(Millions of Canadian dollars, except share and per share amounts)	April 30 2022		April 30 2021	April 30 2022	April 30 2021
Basic earnings per share
Net income	$	4,253	$4,015	$8,348	$7,862
Dividends on preferred shares and distributions on other equity instruments		(68)	(76)	(122)	(134)
Net income attributable to non-controlling interests		(3)	(1)	(5)	(3)
Net income available to common shareholders	$	4,182	$3,938	$8,221	$7,725
Weighted average number of common shares (in thousands)		1,409,702	1,424,889	1,415,855	1,424,107
Basic earnings per share (in dollars)	$	2.97	$2.76	$5.81	$5.42
Diluted earnings per share
Net income available to common shareholders	$	4,182	$3,938	$8,221	$7,725
Weighted average number of common shares (in thousands)		1,409,702	1,424,889	1,415,855	1,424,107
Stock options (1)		2,247	1,533	2,219	1,362
Issuable under other share-based compensation plans		603	685	602	714
Average number of diluted common shares (in thousands)		1,412,552	1,427,107	1,418,676	1,426,183
Diluted earnings per share (in dollars)	$	2.96	$2.76	$5.80	$5.42

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share.
For the three and six months ended April 30, 2022,

and April 30
,
2021, no outstanding options were excluded from the calculation of diluted earnings per share.